Medical Costs and Medical Costs Payable (Tables)	12 Months Ended
Dec. 31, 2010
Medical Costs and Medical Costs Payable
Components of the change in medical costs payable

(in millions)	2010	2009	2008
Medical costs payable, beginning of period	$9,362	$8,664	$8,331
Acquisitions	0	252	331
Reported medical costs:
Current year	69,641	65,599	60,589
Prior years	(800)	(310)	(230)

Total reported medical costs	68,841	65,289	60,359

Claim payments:
Payments for current year	(60,949)	(57,109)	(52,872)
Payments for prior year	(8,034)	(7,734)	(7,485)

Total claim payments	(68,983)	(64,843)	(60,357)

Medical costs payable, end of period	$9,220	$9,362	$8,664